Loan Portfolio and Allowance for Credit Losses, Based on Impairment Review Method (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	46,032	44,267
Total ending allowance balance	46,032	44,267
Total ending allowance balance		44,267	$ 49,595	$ 44,317
Loans [Abstract]
Individually evaluated for impairment	25,695	18,504
Collectively evaluated for impairment	4,707,506	4,420,275
Total loans	4,733,201
Total loans		4,438,779
Commercial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	2,596	3,135
Total ending allowance balance	2,596	3,135
Total ending allowance balance		3,135	4,140	3,999
Loans [Abstract]
Individually evaluated for impairment	646	232
Collectively evaluated for impairment	230,365	199,968
Total loans	231,011
Total loans		200,200
1 to 4 Family Residential Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	43,271	40,689
Total ending allowance balance	43,271	40,689
Total ending allowance balance		40,689	44,950	39,748
Loans [Abstract]
Individually evaluated for impairment	24,967	18,272
Collectively evaluated for impairment	4,464,916	4,210,891
Total loans	4,489,883
Total loans		4,229,163
Installment [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	165	443
Total ending allowance balance	165	443
Total ending allowance balance		443	$ 505	$ 570
Loans [Abstract]
Individually evaluated for impairment	82	0
Collectively evaluated for impairment	12,225	9,416
Total loans	$ 12,307
Total loans		$ 9,416